Deferred Income Taxes - Schedule of Reconciliation of Deferred Tax Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Beginning of financial year	€ 11,972	€ 10,191	€ 0
Acquisition of businesses	0	0	10,321
Movements during the year	1,284	1,137	0
Exchange differences	0	644	(130)
Ending of financial year	€ 13,256	€ 11,972	€ 10,191